Long-Term Debt - Schedule of Long-Term Debt (Details) - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-term debt, excluding credit facility borrowings	$ 25,300	$ 24,177
Long-term debt	26,455	25,482
Less: Deferred financing costs and debt discounts	(155)	(147)
Less: Current installments of long-term debt	(1,743)	(1,628)
Long-term debt less current portion and deferred financing costs and debt discounts	24,557	23,707
Credit facility
Debt Instrument [Line Items]
Less: Current installments of long-term debt	(835)	(888)
Credit facility | Long-term credit facility borrowings
Debt Instrument [Line Items]
Long-term debt	$ 1,155	$ 1,305